Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 NBFC/Financial Intermediaries USD ($)	Mar. 31, 2013 NBFC/Financial Intermediaries INR	Mar. 31, 2012 NBFC/Financial Intermediaries INR	Mar. 31, 2012 Textiles and Garments INR	Mar. 31, 2013 Others (none greater than 5% of impaired loans) USD ($)	Mar. 31, 2013 Others (none greater than 5% of impaired loans) INR	Mar. 31, 2012 Others (none greater than 5% of impaired loans) INR	Mar. 31, 2013 Land Transport USD ($)	Mar. 31, 2013 Land Transport INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 387.6	21,132.1	19,034.9	$ 20.6	1,124.2	1,782.7	1,430.5	$ 342.9	18,691.9	15,821.7	$ 24.1	1,316.0